Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment information

16. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of the deepwater drilling rig services of the drilling rigs and drillships through ownership of drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The tables below present information about the Company's reportable segments as of and for the years ended December 31, 2012, 2013 and 2014. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment			Drilling Segment			Tanker Segment			TOTAL

	2012	2013	2014	2012	2013	2014	2012	2013	2014	2012	2013	2014

Revenues	$ 227,141	$ 191,024	$ 205,630	$ 941,903	$ 1,180,250	$ 1,817,077	$ 41,095	$ 120,740	$ 162,817	$ 1,210,139	$ 1,492,014	$ 2,185,524
Vessels and rigs/ drillships operating expenses	69,640	78,594	90,376	563,583	504,957	727,832	16,499	26,214	26,052	649,722	609,765	844,260
Depreciation and amortization	94,716	96,624	99,631	225,650	236,689	325,744	15,092	24,059	24,417	335,458	357,372	449,792
Loss on sale of assets	1,046	-	-	133	-	-	-	-	-	1,179	-	-
Contract termination fees and other	-	32,283	-	-	-	-	41,339	1,010	-	41,339	33,293	-
Impairment charge	-	43,490	38,148	-	-	-	-	-	-	-	43,490	38,148
General and administrative expenses	52,576	44,819	48,441	83,647	126,868	131,745	9,712	13,035	13,500	145,935	184,722	193,686
Gain/(loss) on interest rate swaps	(13,229)	(1,226)	(1,142)	(36,974)	8,616	(12,671)	(3,870)	983	(1,715)	(54,073)	8,373	(15,528)
Gain/(loss) on FFA's	(13,934)	(31,362)	-	-	-	-	13,934	31,362	-	-	-	-
Income taxes	-	-	-	(43,957)	(44,591)	(77,823)	-	-	-	(43,957)	(44,591)	(77,823)
Net income/(loss)	(115,423)	(265,399)	(206,303)	(129,396)	64,287	259,654	(43,774)	3,084	4,669	(288,593)	(198,028)	58,020
Net income/(loss) attributable to Dryships Inc.	(115,423)	(265,399)	(206,303)	(87,581)	39,222	154,122	(43,774)	3,084	4,669	(246,778)	(223,093)	(47,512)
Interest and finance cost	(95,545)	(102,656)	(102,806)	(112,316)	(218,384)	(298,839)	(2,267)	(11,089)	(10,540)	(210,128)	(332,129)	(412,185)
Interest income	3,645	2,900	1,074	553	9,595	12,227	5	3	9	4,203	12,498	13,310
Change in fair value of derivatives (gain)/loss	(41,801)	(42,125)	(21,069)	(16,063)	(44,383)	(15,909)	3,358	(2,351)	7,674	(54,506)	(88,859)	(29,304)

Total assets	$ 2,020,180	$ 1,777,176	$ 1,741,235	$ 6,278,860	$ 7,674,674	$ 8,095,212	$ 579,451	$ 671,842	$ 652,375	$ 8,878,491	$ 10,123,692	$ 10,488,822

A reconciliation of interest and finance costs and total segment assets with the consolidated amounts is as follows:

Interest and finance costs
Interest for reportable segments	412,185
Elimination of intersegment interest	(1,164)
Total consolidated Interest and finance cost	411,021

Interest income
Interest for reportable segments	13,310
Elimination of intersegment interest	(1,164)
Total consolidated Interest income	12,146

Total Assets
Total Assets for reportable segment	10,488,822
Elimination of intersegment receivables	(117,219)
Total consolidated Assets	10,371,603

The drilling revenue shown in the table below is analyzed by country based upon the location where the drilling takes place:

	For the years ended December 31,
Country	2012	2013	2014
Ghana	$175,595	$-	$-
Norway	-	157,740	220,044
Brazil	233,569	353,397	581,635
Greenland	136	-	-
Ivory Coast	-	86,486	97,232
Tanzania	196,415	72,083	-
Angola	79,884	227,603	807,742
Namibia	33,212	-	-
Falkland	166,795	-	-
Equatorial Guinea	56,297	-	-
Gabon/ West Africa	-	81,104	110,424
Liberia	-	55,601	-
Ireland	-	104,014	-
Sierra Leone	-	37,272	-
Other	-	4,950	-
Total leasing and service revenues	$941,903	$1,180,250	$1,817,077

The Company's vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.